RESTRICTED CASH	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH

5 - RESTRICTED CASH

The Company held $534,780 in restricted cash as of September 30, 2016 and December 31, 2015, respectively. The balances are primarily held on deposit with a bank to collateralize a standby letter of credit in the name of the Company’s facility lessor in accordance with the Company’s facility lease agreement.

5 – RESTRICTED CASH

The Company held $534,780 and $562,410 in restricted cash as of December 31, 2015 and December 31, 2014, respectively. The balances are primarily held on deposit with a bank to collateralize standby letters of credit in the name of the Company’s facility lessors in accordance with the Company’s facility lease agreements.